As filed with the Securities and Exchange Commission on April 6, 2010
Commission File Nos.  333-70384
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 45	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 168	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Anthony L. Dowling, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 14, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 45, is to designate a new effective date of the Post-Effective Amendment No. 44, which was filed on March 18, 2010 (Accession No. 0001045032-10-000027).  Parts A, B and C of Post-Effective Amendment No. 44 are unchanged and hereby incorporated by reference.

SEC 2125 (7-09)

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 6th day of April, 2010.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By: THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

* THOMAS J. MEYER	April 6, 2010
Clark P. Manning, Jr. President and Chief Executive Officer

* THOMAS J. MEYER	April 6, 2010
Andrew B. Hopping, Executive Vice President, Chief Financial Officer and Director

* THOMAS J. MEYER	April 6, 2010
Herbert G. May III Chief Administrative Officer and Director

THOMAS J. MEYER	April 6, 2010
Thomas J. Meyer Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER	April 6, 2010
Laura L. Prieskorn Senior Vice President and Director

* THOMAS J. MEYER	April 6, 2010
John H. Brown Vice President and Director

* THOMAS J. MEYER	April 6, 2010
Julia A. Goatley Vice President, Assistant Secretary and Director

* THOMAS J. MEYER	April 6, 2010
Russell E. Peck Vice President and Director

* THOMAS J. MEYER	April 6, 2010
Gregory B. Salsbury Vice President and Director

* THOMAS J. MEYER	April 6, 2010
Donald B. Henderson, Jr. Director

* THOMAS J. MEYER	April 6, 2010
David L. Porteous Director

* THOMAS J. MEYER	April 6, 2010
Donald T. DeCarlo Director

* THOMAS J. MEYER	April 6, 2010
Gary H. Torgow Director

* THOMAS J. MEYER	April 6, 2010
John C. Colpean Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact